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January 31, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Tax-Exempt Series, Inc.
                  RiverSource Intermediate Tax-Exempt Fund
                  RiverSource Tax-Exempt Bond Fund
           Post-Effective Amendment No. 56
           File Nos. 2-57328/811-2686
           Accession Number: 0001068800-07-000247

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses, Class Y prospectus supplements and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 56 (Amendment). This Amendment was filed electronically on January 26, 2007.

If you have any questions regarding this filing, please contact either Mary Lou Lutz at (612) 678-1762 or me at (612) 671-4321.

Sincerely,

/s/  Christopher O. Petersen
----------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.